SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred initial public offering costs (Details) - USD ($)	Jun. 21, 2021	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total offering costs	$ 2,300,000
Deferred offering costs	$ 600,000	$ 0	$ 265,000